Accrued liabilities	12 Months Ended
Dec. 31, 2022
Accrued liabilities [Abstract]
Accrued liabilities [Text Block]

21Accrued liabilities

Accounting policies
Accrued liabilities are initially measured at fair value and subsequently at amortized cost and are derecognized when the obligation under the liability is discharged, cancelled or has expired.

Accrued liabilities are summarized as follows:

Philips Group

Accrued liabilities

in millions of EUR

	2021	2022
Personnel-related costs:
- Salaries and wages	566	490
- Accrued holiday entitlements	127	97
- Other personnel-related costs	108	101
Fixed-asset-related costs:
- Gas, water, electricity, rent and other	33	46
Communication and IT costs	82	64
Distribution costs	122	110
Sales-related costs:
- Commission payable	7	8
- Advertising and marketing-related costs	175	127
- Other sales-related costs	20	20
Material-related costs	130	132
Interest-related accruals	52	71
Other accrued liabilities	362	361
Accrued liabilities	1,784	1,626